Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total		$ 110,883,227	$ 155,548,428	$ 2,092,982	$ 2,994,531	$ 271,469,168
ENTITY WIDE 1 [Member]
Total	[1]	110,200,481		173,826		110,374,307
MIDDLE MAGDALENA BASIN [Member]
Total	[1]		89,831,037	248,616	733,588	90,813,241
PUTUMAYO BASIN [Member]
Total	[1]		54,651,565	768,647	$ 2,260,943	57,681,155
LLANOS BASIN [Member]
Total	[1]		677,548	230,570		908,118
LOWER MAGDALENA BASIN [Member]
Total	[1]			14,323		14,323
ORIENTE BASIN [Member]
Total		380,688	$ 10,388,278	$ 657,000		11,425,966
ENTITY WIDE 2 [Member]
Total		$ 252,058				$ 252,058

[1]	Paid in Colombian Pesos. Translated at the 2023 average foreign exchange rate of 4,325.05:1 USD